Income Taxes - Summary of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic loss	$ 28,300	$ 19,364
Foreign loss	3,804	12,621
Total	$ 32,104	$ 31,985